UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    The Graham & Dodd Fund LLC

Address: 192 Lexington Avenue
         Suite #1202
         New York, NY 10016


13F File Number: 028-14915

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   David M. Masten Montero-Rosen
Title:  Managing Member
Phone:  212-649-5884


Signature, Place and Date of Signing:

/s/ David M. Masten Montero-Rosen      New York, New York       March 22, 2012
---------------------------------   ----------------------   -------------------
     [Signature]                        [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None

Form 13F Information Table Entry Total:                28

Form 13F Information Table Value Total:          $ 109,541
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                        FORM 13F INFORMATION TABLE
                                                        The Graham & Dodd Fund LLC
                                                              March 31, 2011

COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE SHARED NONE
--------------                  ---------------  ------      ---------  -------- ---- ----  ----------- -----   ---- ------ -----
APACHE CORP                     COM              037411105   5,825       44,494  SH         SOLE        NONE                 44,494
BANK OF AMERICA CORPORATION     COM              060505104   1,333      100,000  SH         SOLE        NONE                100,000
CIGNA CORP                      COM              125509109   6,223      140,530  SH         SOLE        NONE                140,530
COCA COLA CO                    COM              191216100   5,804       87,478  SH         SOLE        NONE                 87,478
CONOCOPHILLIPS                  COM              20825C104   4,250       53,215  SH         SOLE        NONE                 53,215
COSTCO WHSL CORP NEW            COM              22160K105   5,803       79,151  SH         SOLE        NONE                 79,151
CSX CORP                        COM              126408103   8,669      110,293  SH         SOLE        NONE                110,293
DEVON ENERGY CORP NEW           COM              25179M103   7,848       85,519  SH         SOLE        NONE                 85,519
ENSCO PLC                       SPONSORED ADR    29358Q109   3,605       62,331  SH         SOLE        NONE                 62,331
FLUOR CORP NEW                  COM              343412102   2,080       28,239  SH         SOLE        NONE                 28,239
FORD MTR CO DEL                 COM PAR $0.01    345370860   4,009      268,899  SH         SOLE        NONE                268,899
GENERAL ELECTRIC CO             COM              369604103   1,792       89,394  SH         SOLE        NONE                 89,394
HESS CORP                       COM              42809H107   2,987       35,057  SH         SOLE        NONE                 35,057
HEWLETT PACKARD CO              COM              428236103   3,229       78,804  SH         SOLE        NONE                 78,804
JPMORGAN CHASE & CO             COM              46625H100   3,218       69,814  SH         SOLE        NONE                 69,814
L-3 COMMUNICATIONS HLDGS INC    COM              502424104   2,804       35,805  SH         SOLE        NONE                 35,805
MCDONALDS CORP                  COM              580135101   3,995       52,508  SH         SOLE        NONE                 52,508
METLIFE INC                     COM              59156R108   3,216       71,898  SH         SOLE        NONE                 71,898
MORGAN STANLEY                  COM NEW          617446448   1,029       37,666  SH         SOLE        NONE                 37,666
NORFOLK SOUTHERN CORP           COM              655844108   6,245       90,151  SH         SOLE        NONE                 90,151
NUCOR CORP                      COM              670346105   1,623       35,263  SH         SOLE        NONE                 35,263
OCCIDENTAL PETE CORP DEL        COM              674599105   4,569       43,723  SH         SOLE        NONE                 43,723
PRUDENTIAL FINL INC             COM              744320102   5,625       91,349  SH         SOLE        NONE                 91,349
RELIANCE STEEL & ALUMINUM CO    COM              759509102   3,149       54,506  SH         SOLE        NONE                 54,506
RENT A CTR INC NEW              COM              76009N100   3,934      112,680  SH         SOLE        NONE                112,680
TRAVELERS COMPANIES INC         COM              89417E109   1,465       24,628  SH         SOLE        NONE                 24,628
UNITED STATES STL CORP NEW      COM              912909108   2,061       38,202  SH         SOLE        NONE                 38,202
XEROX CORP                      COM              984121103   3,151      295,838  SH         SOLE        NONE                295,838




SK 21911 0001 1274211